Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (15.9%)
Alphabet, Inc. - Class A *	90,053	13,592
Alphabet, Inc. - Class C *	518,516	78,949
Meta Platforms, Inc. - Class A	130,840	63,533
Netflix, Inc. *	34,159	20,746
Sea, Ltd., ADR *	49,763	2,673
T-Mobile US, Inc.	70,381	11,488

Total		190,981

Consumer Discretionary (15.1%)
Amazon.com, Inc. *	603,006	108,770
Booking Holdings, Inc.	2,954	10,717
Carvana Co. *	68,800	6,048
Chipotle Mexican Grill, Inc. *	4,557	13,246
DoorDash, Inc. - Class A *	29,256	4,029
Lululemon Athletica, Inc. *	10,209	3,988
NIKE, Inc. - Class B	28,466	2,675
Ross Stores, Inc.	52,010	7,633
Tesla, Inc. *	108,348	19,047
The TJX Cos., Inc.	53,931	5,470

Total		181,623

Consumer Staples (1.4%)
Colgate-Palmolive Co.	33,100	2,981
Dollar General Corp.	52,899	8,255
Mondelez International, Inc.	41,200	2,884
The Procter & Gamble Co.	17,100	2,775

Total		16,895

Energy (0.4%)
Schlumberger, Ltd.	78,300	4,292

Total		4,292

Financials (9.9%)
Adyen NV *	196,321	3,320
The Charles Schwab Corp.	62,921	4,552
Chubb, Ltd.	49,718	12,883
Fiserv, Inc. *	18,694	2,988
The Goldman Sachs Group, Inc.	8,058	3,366
Marsh & McLennan Cos., Inc.	36,691	7,558
Mastercard, Inc. - Class A	68,454	32,965
Morgan Stanley	55,750	5,249
MSCI, Inc.	2,349	1,316
S&P Global, Inc.	13,900	5,914

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
Visa, Inc. - Class A	138,223	38,575

Total		118,686

Health Care (12.5%)
Align Technology, Inc. *	2,462	807
AstraZeneca PLC, ADR	37,214	2,521
Danaher Corp.	29,667	7,408
Elevance Health, Inc.	10,014	5,193
Eli Lilly & Co.	56,413	43,887
Humana, Inc.	14,819	5,138
Intuitive Surgical, Inc. *	49,289	19,671
Stryker Corp.	20,954	7,499
Teleflex, Inc.	5,868	1,327
Thermo Fisher Scientific, Inc.	24,511	14,246
UnitedHealth Group, Inc.	68,154	33,716
Veeva Systems, Inc. - Class A *	12,767	2,958
Zoetis, Inc.	32,509	5,501

Total		149,872

Industrials (1.6%)
Cintas Corp.	3,657	2,512
General Electric Co.	46,242	8,117
Old Dominion Freight Line, Inc.	21,508	4,717
TransDigm Group, Inc.	2,931	3,610
Veralto Corp.	10,635	943

Total		19,899

Information Technology (39.3%)
Advanced Micro Devices, Inc. *	52,694	9,511
Apple, Inc.	474,049	81,290
ASML Holding NV	16,996	16,494
Atlassian Corp. - Class A *	18,006	3,513
BILL Holdings, Inc. *	29,951	2,058
Confluent, Inc. - Class A *	58,611	1,789
CrowdStrike Holdings, Inc. - Class A *	9,471	3,036
Datadog, Inc. - Class A *	19,624	2,425
Fortinet, Inc. *	15,057	1,028
Intuit, Inc.	20,979	13,636
Lam Research Corp.	2,513	2,442
Microsoft Corp.	290,699	122,303
MongoDB, Inc. *	15,951	5,721
Monolithic Power Systems, Inc.	10,733	7,271
NVIDIA Corp.	141,257	127,634
Roper Technologies, Inc.	15,407	8,641

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
ServiceNow, Inc. *	38,018	28,985
Shopify, Inc. - Class A *	92,867	7,167
Snowflake, Inc. *	13,106	2,118
Synopsys, Inc. *	26,023	14,872
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	34,751	4,728
TE Connectivity, Ltd.	26,736	3,883
Texas Instruments, Inc.	10,173	1,772

Total		472,317

Materials (1.0%)
Linde PLC	12,666	5,881
The Sherwin-Williams Co.	16,391	5,693

Total		11,574

Utilities (0.8%)
Constellation Energy Corp.	49,300	9,113

Total		9,113

Total Common Stocks (Cost: $622,791)		1,175,252

Total Investments (97.9%) (Cost: $622,791)@		1,175,252

Other Assets, Less Liabilities (2.1%)		25,784

Net Assets (100.0%)		1,201,036

Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $622,791 and the net unrealized appreciation of investments based on that cost was $552,461 which is comprised of $581,915 aggregate gross unrealized appreciation and $29,454 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,175,252	$—	$—

Total Assets:	$1,175,252	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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